Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
Description:	Level	December 31, 2021	Level	December 31, 2020
Assets:
U.S. Money Market and Treasury Securities Held in Trust Account	1	$92,459,548	1	$91,538,680
Liabilities:
Warrant liability – Private Warrants	3	96,059	3	$348,217
Warrant liability – Representative’s Warrants	3	107,779	3	$808,295
Convertible Promissory Note	3	975,324		$—

Schedule of quantitative information regarding level 3 fair value measurements
	December 31, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Share price	$10.21	$10.24
Volatility	6.5%	11.7%
Expected life	5.39	5.91
Risk-free rate	1.29%	0.49%
Dividend yield	—%	—%
December 31, 2021
Risk-free interest rate	0.84%
Time to Expiration (in years)	0.39
Expected volatility	4.9%
Dividend yield	0.00%
Stock Price	$10.82
Probability of transaction	90.00%

Schedule of fair value of warrant liabilities
	Private Warrants	Representative’s Warrants	Warrant Liability
Fair value as of December 31, 2020	$348,217	$808,295	$1,156,512
Change in fair value(1)	(252,158)	(700,516)	(952,674)
Fair value as of December 31, 2021	$96,059	$107,779	$203,838
Fair value as of December 31, 2020	$—
Proceeds received through Convertible Promissory Note	900,000
Interest accrued at 4% per annum based on 365 days in a year	5,027
Change in fair value	70,297
Fair value as of December 31, 2021	$975,324